Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 286,747	$ 278,305
Less: accumulated depreciation	(257,224)	(250,673)
Plant and equipment, net	29,523	27,632
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	96,146	93,646
Computer [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	88,731	82,786
Fixture and fittings [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	3,280	3,283
Motor vehicle [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	79,359	79,359
Leasehold improvement [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 19,231	$ 19,231